[LOGO]
USAA(R)

                        USAA VIRGINIA MONEY
                                    MARKET Fund

                                                                       [GRAPHIC]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
  September 30, 2002                                       USAA Tax-Exempt Funds

                                             (C)2002, USAA. All rights reserved.

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                  [GRAPHIC]

                      ... WE BELIEVE THE BEST COURSE
[PHOTO]               OF ACTION IS TO REMAIN PATIENT
                         AND TO EXERCISE PRUDENCE
                       IN INVESTMENT DECISION-MAKING.

                                  [GRAPHIC]

--------------------------------------------------------------------------------

                 Only six months ago, the nation was thought to be on the brink of an economic recovery. Unfortunately, a number of issues, including questions of corporate governance, high-profile bankruptcies, political tensions in the Middle East, and ongoing equity market volatility, have sidetracked that revitalization. The Federal Reserve Board, widely expected to raise short-term interest rates in 2002, not only postponed a rate increase but also signaled its willingness to cut rates again in support of the economy.

                 Given the current level of uncertainty, we believe the best course of action is to remain patient and to exercise prudence in investment decision-making. Until the economy shows clear signs of improvement, interest rates are likely to remain low. Under the circumstances, all of us at USAA are particularly proud of our tax-exempt bond and money market funds for several reasons.

                 First, they are run by an outstanding team of portfolio managers, analysts, and traders.

                 Second, we are very expense-conscious. We understand that fund expenses have a direct impact on performance and how much of the fund's returns you get to keep.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 Third, while not blind to total return, we emphasize current income. Over a market cycle, a superior income stream and prudent risk management are important components of a fund's performance.

                 Also, your USAA tax-exempt funds reduce your tax exposure. You told us that you do not want the income from them to be subject to the alternative minimum tax (AMT) for individual taxpayers. And since the inception of these funds, none of them has been subject to the AMT for individuals - a commitment we plan to keep.

                 Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for trusting us to help you with your investments. We promise to keep working hard on your behalf.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                          2

FINANCIAL INFORMATION

     Portfolio of Investments                                       8

     Notes to Portfolio of Investments                             13

     Financial Statements                                          14

     Notes to Financial Statements                                 17

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA VIRGINIA MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and Virginia state income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in high-quality Virginia tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value of $1.*

                 * AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
                   GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
                                               9/30/02             3/31/02
--------------------------------------------------------------------------------
Net Assets                                     $169.3 Million     $171.7 Million
Net Asset Value Per Share                         $1.00               $1.00

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/02
--------------------------------------------------------------------------------
3/31/02 TO 9/30/02    1 YEAR        5 YEARS       10 YEARS       7-DAY YIELD
    0.48%**            1.06%         2.73%         2.82%            1.15%

**TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                   TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

3

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

------------------------------------------------
                   7-DAY YIELD COMPARISON
------------------------------------------------

                      [CHART]

            USAA VIRGINIA
            MONEY MARKET
                FUND           IMONEYNET AVERAGE
            -------------      -----------------
 9/24/2001      1.76%               1.62%
10/29/2001      1.68                1.51
11/26/2001      1.26                1.17
12/31/2001      1.28                1.11
 1/28/2002      0.91                0.83
 2/25/2002      0.86                0.80
 3/25/2002      0.93                0.92
 4/29/2002      1.12                1.08
 5/20/2002      1.09                1.01
 6/24/2002      0.95                0.84
 7/29/2002      0.95                0.82
 8/26/2002      0.87                0.72
 9/30/2002      1.15                0.97

                      DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 9/30/02.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. State Specific SB (Stock Broker) & GP (General Purpose) (Tax-Free) Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO]   Regina G. Shafer, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO SEPTEMBER 30, 2002?

                 The USAA Virginia Money Market Fund performed well for the six months ending September 30, 2002. For that time period, iMoneyNet, Inc. ranked the Fund 63 out of 188 state-specific tax-exempt money market funds. The Fund had a return of 0.48%, and the average return for the category over the same period was 0.42%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 The fixed-income markets remained volatile as investors expressed their concern about weaker-than-expected economic data, corporate scandals, potential terrorist attacks, and the threat of war with Iraq. In particular, the mixed economic news led many to predict an interest rate cut by the Federal Reserve Board (the Fed), but opinion was divided on the precise timing of such a move.

                 Tax-exempt short-term interest rates, which fell dramatically in 2001, moved down almost a full percentage point. At the beginning of April, one-year notes stood at 2.15%, but they ended the quarter at 1.46%. There was a similar downward trend in the yields of commercial paper and variable-rate demand notes (VRDNs).

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE IMONEYNET, INC. DEFINITION.

5

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                 VRDNs are short-term issues with a demand feature that provide the owner with the option of selling the bond back to the issuer at par value (100% of face value) with a notice of seven days or less. At one point, the VRDN rates dropped as low as 1.09%.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 Our goal is to maximize yield while maintaining safety and liquidity for our shareholders. To this end, we held a large portion of the Fund in VRDNs. Because their interest rates reset each day or week, VRDNs offer us significant flexibility. When we see an opportunity to enhance yield, we are in a position to purchase issues without having to sell core holdings. We also continued to buy commercial paper and short-term notes. If rates decline further, this strategy could potentially provide higher yields and help to stabilize the portfolio's overall yield.

                 Supply has been light in Virginia so we maintained a shorter weighted average maturity than other state funds. To make up for the shorter maturity, we purchased more commercial paper and put bonds, which helped stabilize the yield.

                 Because of the generally high quality nature of money market securities, the Fund has not had the credit-quality problems seen in some longer-maturity corporate bonds. We continue to be selective about our purchases and rely on our skilled analysts to assist us in evaluating each issue we consider.

WHAT IS THE OUTLOOK?

                 We believe that investor uncertainty and the related market volatility will persist in the near term. Until there are signs of a sustained economic recovery, the Fed is likely to keep short-term interest rates at their current level or even lower them. On a positive note, we will see significant new issuance over the next few months as municipalities respond to economic pressures and issue more tax-exempt debt.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

                  PORTFOLIO MIX
                    9/30/02

       [CHART]

Variable-Rate Demand Notes     75.0%
Put Bonds                      15.8%
Fixed-Rate Instruments         11.7%

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 8-12.

7

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

------------------------------------
 CUMULATIVE PERFORMANCE OF $10,000
------------------------------------

        [CHART]



                    USAA
                VIRGINIA MONEY
                 MARKET FUND
                --------------
Sep-92           $10,000.00
Oct-92            10,020.79
Nov-92            10,041.75
Dec-92            10,064.34
Jan-93            10,083.55
Feb-93            10,101.09
Mar-93            10,119.73
Apr-93            10,138.22
May-93            10,155.77
Jun-93            10,175.40
Jul-93            10,191.84
Aug-93            10,211.67
Sep-93            10,230.43
Oct-93            10,248.23
Nov-93            10,267.13
Dec-93            10,285.41
Jan-94            10,302.34
Feb-94            10,318.89
Mar-94            10,336.22
Apr-94            10,354.09
May-94            10,377.20
Jun-94            10,397.02
Jul-94            10,415.41
Aug-94            10,439.23
Sep-94            10,463.89
Oct-94            10,489.01
Nov-94            10,516.07
Dec-94            10,546.77
Jan-95            10,576.88
Feb-95            10,605.50
Mar-95            10,637.04
Apr-95            10,667.39
May-95            10,704.44
Jun-95            10,734.61
Jul-95            10,763.93
Aug-95            10,794.25
Sep-95            10,823.52
Oct-95            10,855.78
Nov-95            10,886.49
Dec-95            10,917.81
Jan-96            10,949.06
Feb-96            10,975.69
Mar-96            11,001.25
Apr-96            11,031.34
May-96            11,062.26
Jun-96            11,087.61
Jul-96            11,115.73
Aug-96            11,144.42
Sep-96            11,174.44
Oct-96            11,203.94
Nov-96            11,231.74
Dec-96            11,263.50
Jan-97            11,292.50
Feb-97            11,318.98
Mar-97            11,347.04
Apr-97            11,378.06
May-97            11,411.21
Jun-97            11,444.77
Jul-97            11,476.07
Aug-97            11,504.87
Sep-97            11,538.35
Oct-97            11,570.44
Nov-97            11,600.79
Dec-97            11,636.60
Jan-98            11,666.93
Feb-98            11,694.11
Mar-98            11,725.62
Apr-98            11,758.98
May-98            11,790.50
Jun-98            11,824.37
Jul-98            11,854.87
Aug-98            11,884.87
Sep-98            11,915.60
Oct-98            11,944.67
Nov-98            11,973.50
Dec-98            12,002.27
Jan-99            12,027.42
Feb-99            12,047.97
Mar-99            12,075.31
Apr-99            12,102.26
May-99            12,130.39
Jun-99            12,161.53
Jul-99            12,188.87
Aug-99            12,218.50
Sep-99            12,248.17
Oct-99            12,276.82
Nov-99            12,312.00
Dec-99            12,348.03
Jan-00            12,379.90
Feb-00            12,411.39
Mar-00            12,446.31
Apr-00            12,480.29
May-00            12,528.79
Jun-00            12,567.88
Jul-00            12,606.47
Aug-00            12,646.25
Sep-00            12,684.90
Oct-00            12,728.69
Nov-00            12,769.80
Dec-00            12,808.28
Jan-01            12,842.65
Feb-01            12,875.35
Mar-01            12,905.26
Apr-01            12,942.09
May-01            12,974.48
Jun-01            13,000.52
Jul-01            13,026.37
Aug-01            13,047.80
Sep-01            13,065.51
Oct-01            13,085.70
Nov-01            13,100.91
Dec-01            13,112.50
Jan-02            13,122.56
Feb-02            13,131.43
Mar-02            13,140.93
Apr-02            13,151.94
May-02            13,164.63
Jun-02            13,173.82
Jul-02            13,183.33
Aug-02            13,193.78
Sep-02            13,203.95


                 DATA FROM 9/30/92 THROUGH 9/30/02.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Virginia Money Market Fund.

                 Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities that are rated in one of the two highest categories for short-term securities or, if not rated, are of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

9

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(LOC)            Enhanced by a bank letter of credit.
(LIQ)            Enhanced by a bank or nonbank liquidity agreement.
(NBGA)           Enhanced by a nonbank guarantee agreement.
(INS) Scheduled principal and interest payments are insured by one of the following companies:
                 AMBAC Financial Group, Inc., or Financial Security
                 Assurance Holdings Ltd.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

GO             General Obligation
IDA            Industrial Development Authority/Agency
MFH            Multifamily Housing
PCRB           Pollution Control Revenue Bond
RAN            Revenue Anticipation Note
RB             Revenue Bond
TRAN           Tax Revenue Anticipation Note

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (75.0%)

            VIRGINIA (66.9%)
 $  2,725   Arlington Public Improvement RB,
              Series 1984 (LOC)                               1.65%   8/01/2017     $  2,725
            Chesterfield County IDA PCRB,
   16,400     Series 1992                                     1.85    4/01/2009       16,400
    7,750     Series 1993                                     2.05    8/01/2009        7,750
    5,600   Chesterfield County IDA RB,
              Series 1989 (LOC)                               1.88    2/01/2003        5,600
    8,085   Clarke County IDA RB,
              Series 2000 (LIQ) (INS)                         1.80    1/01/2030        8,085
    5,100   Colonial Heights IDA RB, Series 1992              1.85    3/01/2005        5,100
            Fairfax County IDA RB,
    2,000     Series 1988B                                    1.95   10/01/2025        2,000
    4,200     Series 1988C                                    1.65   10/01/2025        4,200
    7,900   Hanover County IDA Residential Care
              Facility RB, Series 1999 (LOC)                  1.65    7/01/2029        7,900
    2,700   Harrisonburg Redevelopment and Housing
              Auth. MFH RB, Series 1991A (LOC)                1.78    3/01/2016        2,700
    9,000   Harrisonburg Redevelopment and Housing
              Auth. RB, Series 2001A (LIQ) (LOC)              1.70    2/01/2007        9,000
            Henrico County IDA RB,
    3,650     Series 1986C (NBGA)                             1.90    7/15/2016        3,650
    2,945     Series 1998 (LOC)                               1.70    8/01/2023        2,945
            Lynchburg IDA Hospital RB,
    1,700     Series 1985B (LIQ) (INS)                        1.75   12/01/2025        1,700
    3,600     Series 1985D (LIQ) (INS)                        1.75   12/01/2025        3,600
    4,500     Series 1985G (LIQ) (INS)                        1.75   12/01/2025        4,500
    3,040   Norfolk IDA RB, Series 1998 (LOC)                 1.65    9/01/2020        3,040
    2,100   Norfolk Redevelopment and Housing Auth. RB,
              Series 1999 (LOC)                               1.65    3/01/2021        2,100
    2,450   Peninsula Ports Auth. Coal Terminal RB,
              Series 1987D (LOC)                              2.05    7/01/2016        2,450
    6,300   Prince William County IDA RB,
              Series 1988 (LOC)                               1.80    6/30/2004        6,300
    2,500   Resources Auth. RB, Series 2002 (LOC)             1.75   11/30/2003        2,500
            Richmond IDA RB,
    1,700     Series 1993                                     1.85   10/01/2002        1,700
    3,950     Series 2001 (LOC)                               2.00   12/01/2031        3,950
    3,400     Series 2002 (LOC)                               1.65    7/01/2022        3,400

11

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                   COUPON        FINAL
   AMOUNT   SECURITY                                          RATE     MATURITY        VALUE
--------------------------------------------------------------------------------------------
            PUERTO RICO (8.1%)
 $ 13,700   Industrial, Tourist, Educational,
              Medical and Environmental Control RB,
              Series 1998 (LOC)                               1.95%  10/01/2021     $ 13,700
                                                                                    --------
            Total variable-rate demand notes (cost: $126,995)                        126,995
                                                                                    --------

            PUT BONDS(15.8%)

            VIRGINIA
    5,000   Chesterfield County IDA PCRB, Series 1985         1.55   10/01/2009        5,000
            Louisa IDA PCRB,
    4,000     Series 1984                                     1.60   12/01/2008        4,000
    1,000     Series 1984                                     1.50   12/01/2008        1,000
    4,000     Series 1985                                     1.37   12/01/2008        4,000
    5,000   Peninsula Ports Auth. RB, Series 1987A (LOC)      1.35    7/01/2016        5,000
            Prince William County IDA RB,
    3,000     Series 1986                                     1.55    8/01/2016        3,000
    1,370     Series 1992 (LOC)                               1.55    9/01/2007        1,370
    3,275   Richmond IDA RB, Series 1987A (LOC)               1.50    8/15/2015        3,275
                                                                                    --------
            Total put bonds (cost: $26,645)                                           26,645
                                                                                    --------
            FIXED-RATE INSTRUMENTS (11.7%)

            VIRGINIA (8.7%)
    1,165   Chesterfield County GO, Series 2002               3.00    1/15/2003        1,170
    2,000   Commonwealth Transportation Board RAN,
              Series 2000                                     5.00   10/01/2002        2,000
    1,000   Hampton Roads Sanitation District RB,
              Series 1993                                     4.50   10/01/2002        1,000
            Loudoun County GO,
    1,000     Series 1998A                                    5.00   12/01/2002        1,005
    2,205     Series 2001C                                    3.25   11/01/2002        2,208
    4,025   Norfolk GO, Series 2002                           2.00    1/01/2003        4,029
    1,000   Richmond Public Utility RB, Series 1998A          4.20    1/15/2003        1,007
    2,290   Virginia Beach GO, Series 2000                    5.00    3/01/2003        2,322

            PUERTO RICO (3.0%)
    5,000   Commonwealth TRAN, Series 2003(a)                 2.50    7/30/2003        5,042
                                                                                    --------
            Total fixed-rate instruments (cost: $19,783)                              19,783
                                                                                    --------

            TOTAL INVESTMENTS (COST: $173,423)                                      $173,423
                                                                                    ========

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (in thousands)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Hospital                           14.3%
Tobacco                            13.7
Electric Utilities                 12.2
Education                          10.4
Nursing/CCRC                        8.4
Aerospace & Defense                 8.3
General Obligation                  6.4
Special Assessment/Tax/Fee          5.7
Single-Family Housing               5.3
Airport/Port                        4.4
Buildings                           3.4
Building Products                   3.3
Multifamily Housing                 2.8
Real Estate Investment Trusts       1.9
Water/Sewer Utility                 1.2
Other                               0.8
                                  -----
Total                             102.5%
                                  =====

13

N O T E S
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          to Portfolio of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) At September 30, 2002, the cost of securities purchased on a when-issued basis was $5,042,000.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS

  Investments in securities (valued at amortized cost)                      $  173,423
  Cash                                                                             742
  Receivables:
      Capital shares sold                                                          173
      Interest                                                                     396
                                                                            ----------
         Total assets                                                          174,734
                                                                            ----------

LIABILITIES

  Securities purchased (when-issued securities of $5,042)                        5,042
  Capital shares redeemed                                                          333
  USAA Investment Management Company                                                45
  USAA Transfer Agency Company                                                       8
  Accounts payable and accrued expenses                                             43
  Dividends on capital shares                                                        9
                                                                            ----------
         Total liabilities                                                       5,480
                                                                            ----------
            Net assets applicable to capital shares outstanding             $  169,254
                                                                            ==========

NET ASSETS CONSIST OF:

  Paid-in capital                                                           $  169,254
                                                                            ==========
  Capital shares outstanding                                                   169,254
                                                                            ==========
  Authorized shares of $.01 par value                                        1,125,000
                                                                            ==========
  Net asset value, redemption price, and offering price per share           $     1.00
                                                                            ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

15

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA VIRGINIA MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED),

NET INVESTMENT INCOME

  Interest income                                                   $1,309
                                                                    ------
  Expenses:
    Management fees                                                    274
    Administrative and servicing fees                                   85
    Transfer agent's fees                                               51
    Custodian's fees                                                    23
    Postage                                                             10
    Shareholder reporting fees                                          26
    Directors' fees                                                      2
    Professional fees                                                   22
    Other                                                                4
                                                                    ------
      Total expenses                                                   497
                                                                    ------
         Net investment income                                      $  812
                                                                    ======

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of Changes in NET ASSETS
                  (in thousands)

USAA VIRGINIA MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2002

                                                            9/30/2002      3/31/2002
                                                           -------------------------
FROM OPERATIONS

  Net investment income                                    $      812     $    3,097
                                                           -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                          (812)        (3,097)
                                                           -------------------------

FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold                                    61,195        135,782
  Dividend reinvestments                                          764          2,913
  Cost of shares redeemed                                     (64,361)      (135,708)
                                                           -------------------------
   Increase (decrease) in net assets from
       capital share transactions                              (2,402)         2,987
                                                           -------------------------
  Net increase (decrease) in net assets                        (2,402)         2,987

NET ASSETS

  Beginning of period                                         171,656        168,669
                                                           -------------------------
  End of period                                            $  169,254     $  171,656
                                                           =========================

CHANGE IN SHARES OUTSTANDING

  Shares sold                                                  61,195        135,782
  Shares issued for dividends reinvested                          764          2,913
  Shares redeemed                                             (64,361)      (135,708)
                                                           -------------------------
   Increase (decrease) in shares outstanding                   (2,402)         2,987
                                                           =========================

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Virginia Money Market Fund (the Fund). The Fund's investment objective is to provide Virginia investors with a high level of interest income that is exempt from federal and Virginia state income taxes, with a further objective of preserving capital and maintaining liquidity.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                 1. Pursuant to SEC Rule 2a-7, securities in the Fund are stated
                    at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 2. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the

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          to FINANCIAL Statements
          (continued)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2002, custodian fee offset arrangements did not affect fees.

              E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a week or more after their trade date. During the period prior to settlement, these securities do not earn interest and are subject to market fluctuations. The Fund maintains segregated assets with a value equal to or greater than the amount of the Fund's purchase commitments. As of September 30, 2002, the Fund had entered into outstanding when-issued commitments of $5,042,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including

19

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

         redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. In addition, the USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2003, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, for the six-month period ended September 30, 2002, were $144,312,000 and $141,970,000, respectively.

         At September 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's
                 investment policies and manages the Fund's portfolio. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. During the six-month period ended September 30, 2002, the Fund paid the Manager management fees of $274,000, resulting in an effective management fee of 0.32% of the Fund's average net assets.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. During the six-month period ended September 30, 2002, the Fund paid the Manager administrative and servicing fees of $85,000.

             C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services, an affiliate of the

21

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

                 Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. During the six-month period ended September 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $51,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on October 10, 1990. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2002 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                    SEPTEMBER 30,                               YEAR ENDED MARCH 31,
                                    --------------------------------------------------------------------------------------
                                        2002          2002            2001            2000            1999            1998
                                    --------------------------------------------------------------------------------------
Net asset value at
  beginning of period               $   1.00      $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
Income from investment operations:
  Net investment income                  .00(c)        .02             .04             .03             .03             .03
Less distributions:
  From net investment income            (.00)(c)      (.02)           (.04)           (.03)           (.03)           (.03)
                                    --------------------------------------------------------------------------------------
Net asset value at end of period    $   1.00      $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                    ======================================================================================
Total return (%)*                        .48          1.82            3.70            3.06            2.98            3.34
Net assets at
  end of period (000)               $169,254      $171,656        $168,669        $157,054        $138,416        $122,509
Ratio of expenses to
  average net assets (%)**               .58(a,b)      .55(b)          .50             .50             .50             .50

Ratio of expenses to average
  net assets excluding
  reimbursements (%)**                     -             -               -               -             .50             .51
Ratio of net investment
  income to average
  net assets (%)**                       .95(a)       1.80            3.63            3.04            2.93            3.29

 * Assumes reinvestment of all dividend income distributions during the period. ** For the six-month period ended September 30, 2002, average net assets were
    $169,584,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.
(c) Represents less than $.01 per share.

23

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

                   DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    9800 Fredericksburg Road
                UNDERWRITER,    San Antonio, Texas 78288
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank & Trust Company
                                P. O. Box 1713
                                Boston, Massachusetts 02105

        INDEPENDENT AUDITORS    Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, Texas78205

                   TELEPHONE    Call toll free - Central Time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

              FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions
                                1-800-531-8448, in San Antonio 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
           USAA TOUCHLINE(R)    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

             INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                          Paper

--------------------------------------------------------------------------------

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